Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Parenthetical) (Detail)	9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Income Statements, Captions [Line Items]
Other comprehensive income, tax